Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of long-term debt instruments
The components of debt at December 31, 2021, 2020 and 2019 are as follows (in thousands):

	As of December 31,
	2021	2020
3.5% Senior Note due 2020	$—	$—
4.60% Senior Notes due to related party due 2024	42,176	45,956
2.5% Convertible bonds due 2024, early redemption 2022 including accrued interest	—	—
2.5% Non-Convertible bonds due 2024, early redemption 2022 including accrued interest, net of warrant discount	—	—

Total debt	42,176	45,956
Less: Short-term debt	—	—

Total Long-term debt	$42,176	$45,956

Summary of maturities of long-term debt
As of December 31, 2021, maturities of short and long-term debt for the years ending December 31 are as follows (in thousands):

	Total	2022	2023	2024
4.60% Senior Notes to related parties due 2024	$42,176	—	—	$42,176
Total	$42,176	—	—	$42,176